COMMON STOCK (Details) $ in Thousands								3 Months Ended		12 Months Ended
	Apr. 22, 2019 shares	Apr. 23, 2018 shares	Apr. 23, 2018 shares	May 09, 2017 USD ($)	Apr. 14, 2017 USD ($)	Apr. 14, 2017 USD ($)	Mar. 09, 2017 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Reverse stock split of its common stock	0.02
Common stock outstanding before the effect of reverse stock spilt conversion	74,700,000							74,700,000
Common stock outstanding after the effect of reverse stock spilt conversion	1,500,000							1,494,153		1,436,394	27,782,299
Reverse stock split of its fractional shares	0
Proceeds from common stock | $								$ 415	$ 651	$ 8,715	$ 16,535
ATM Offering [Member]
Net proceeds from direct offering | $				$ 8,000	$ 30,000	$ 30,000	$ 8,000
Proceeds from common stock | $								$ 6,100
Sales commission percentage					2.50%	2.50%
Number of common stock sold								488,685
Common Stock [Member]
Reverse stock split of its common stock	0.02
Number of common stock issued								57,205	20,802	32,018,551	9,926,396
Common Stock [Member] | ATM Offering [Member]
Proceeds from common stock | $								$ 400		$ 4,500
Number of common stock sold								57,205		20,900,173
Available for future sales | $								$ 23,800		$ 23,900
Common stock registered for sale, value | $								$ 0		$ 3,100
Alabama Graphite [Member]
Number of common stock issued		11,625,210	232,504
Ownership percentage		100.00%	100.00%